Debt and Commitments - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 343
2015	303
2016	273
2017	240
2018	157
Thereafter	402
Total	$ 1,718